Schedule of shares held by key management personnel (Details) - Shares held by key management personnel [member] - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Opening Balance	1,149,362	1,786,093	2,955,616
Issued	296,535		477,000
Repurchased			(1,200,000)
Resignation of Key Management Personnel		(530,609)
Reverse Share Split		(106,122)	(446,523)
Closing Balance	1,445,897	1,149,362	1,786,093